STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member] USD ($)	Treasury Shares [Member]	Additional Paid-in Capital [Member] USD ($)	Contributed Surplus [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)	Retained Earnings (Deficit) [Member] USD ($)	Total USD ($)
Balance at Dec. 31, 2009	$ 422		$ 8,533	$ 925,129	$ 0	$ 0	$ 934,084
Balance (in shares) at Dec. 31, 2009	42,204,904	0
Increase (decrease) in Shareholders' Equity [Roll Forward]
Net (Loss) Income	0		0		0	(809)	(809)
Common Shares Issued (in shares)	4,600,000
Common Shares Issued, net of issuance costs	46		136,464	0	0	0	136,510
Reduction of share premium	0		(136,414)	136,414	0	0	0
Compensation - Restricted Shares (in shares)	93,878
Compensation - Restricted Shares	1		2,837	0	0	0	2,838
Share-based Compensation	0		60	0	0	0	60
Return of Capital	0		0	(79,728)	0	0	(79,728)
Balance at Dec. 31, 2010	469		11,480	981,815	0	(809)	992,955
Balance (in shares) at Dec. 31, 2010	46,898,782	0
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0		0	(809)	0	809	0
Net (Loss) Income	0		0	0	0	(72,298)	(72,298)
Common Shares Issued, 2011 Equity Incentive Plan (in shares)	400,000
Common Shares Issued, 2011 Equity Incentive Plan	4		0	0	0	0	4
Other Comprehensive (Loss) Income	0		0	0	(212)	0	(212)
Compensation - Restricted Shares (in shares)	4,612
Compensation - Restricted Shares	0		67	0	0	0	67
Share-based Compensation	0		1,320	0	0	0	1,320
Return of Capital	0		0	(54,273)	0	0	(54,273)
Balance at Dec. 31, 2011	473		12,867	926,733	(212)	(72,298)	867,563
Balance (in shares) at Dec. 31, 2011	47,303,394	0
Increase (decrease) in Shareholders' Equity [Roll Forward]
Accumulated coverage of loss	0		0	(72,298)	0	72,298	0
Net (Loss) Income	0		0	0	0	(73,192)	(73,192)
Common Shares Issued (in shares)	5,500,000
Common Shares Issued, net of issuance costs	55		75,527	0	0	0	75,582
Reduction of share premium	0		(75,577)	75,577	0	0	0
Other Comprehensive (Loss) Income	0		0	0	128	0	128
Compensation - Restricted Shares (in shares)	112,245
Compensation - Restricted Shares	1		1,540	0	0	0	1,541
Share-based Compensation	0		1,258	0	0	0	1,258
Return of Capital	0		0	(63,497)	0	0	(63,497)
Common Shares repurchased, Equity Incentive Plan (in shares)	(8,500)	8,500
Common Shares repurchased, Equity Incentive Plan	0		0	0	0	0	0
Balance at Dec. 31, 2012	$ 529		$ 15,615	$ 866,515	$ (84)	$ (73,192)	$ 809,383
Balance (in shares) at Dec. 31, 2012	52,907,139	8,500